Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM HIGH YIELD ADVANTAGE FUND
Prospectus Date	rr_ProspectusDate	Mar. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2015